Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 973,172	$ 976,538	$ 174,290
Restricted cash		403,811
Accounts receivable, net	2,114,337	525,625	591,369
Inventories, net	4,155,926	2,022,754	235,342
Contract assets	109,968	70,230
Prepaid expenses and other current assets	635,908	550,964	230,690
Discontinued operations – current assets		1,324,608	4,494,402
TOTAL CURRENT ASSETS	7,989,311	5,874,530	5,726,093
Investments	276,540	276,270
Property and equipment, net	562,235	398,503	3,181,821
Operating lease right-of-use assets	733,180	357,208	565,080
Goodwill	7,680,771	5,989,817	22,166
Intangible assets, net	5,270,816	3,885,467	14,733
Deferred tax asset
Other assets	6,851	375	375
Discontinued operations – long-term assets		2,457,770	9,784,524
TOTAL ASSETS	22,519,704	19,239,940	19,294,792
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,106,924	2,558,559	1,552,410
Floor plan payable			10,581
Current portion of operating lease liability	185,128	66,803	63,253
Advances, related party	193,761	190,192	43,833
Line of credit	1,296,309	301,081
Due to seller		33,630
Note payable – related party	56,900	56,900	119,400
Notes payable – current portion	917,003	429,183	3,299,364
Contract liabilities	10,580	77,403
Customer deposits	3,596,575	3,370,957
Current portion of financing lease liability			358,584
Discontinued operations – current liabilities		999,122	11,215,928
TOTAL CURRENT LIABILITIES	9,363,180	8,083,830	16,663,353
Operating lease liability – long term, net of current portion	552,285	291,183	501,827
Notes payable – long term, net of current portion	4,593,691	1,637,310	1,025,000
Deferred tax liability	285,000		62,800
Accrued expenses – long term, related party			905,780
Financing lease liability, net of current portion			275,874
Discontinued operations – long-term liabilities		5,981,467	3,858,952
TOTAL LIABILITIES	14,794,156	15,993,790	23,293,586
SHAREHOLDERS’ EQUITY
Allocation shares, 1,000 shares issued and outstanding	1,000	1,000	1,000
Series A convertible preferred stock	4,635,656	2,971,427
Distribution receivable	(2,000,000)	(2,000,000)
Common Shares	4,843	4,444	3,165
Additional paid-in capital	19,949,403	17,005,491	442,014
Accumulated deficit	(13,987,670)	(13,856,973)	(4,402,043)
TOTAL 1847 HOLDINGS SHAREHOLDERS’ EQUITY	8,603,232	4,125,389	(3,955,864)
NON-CONTROLLING INTERESTS	(877,684)	(879,239)	(42,930)
TOTAL SHAREHOLDERS’ EQUITY	7,725,548	3,246,150	(3,998,794)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 22,519,704	$ 19,239,940	$ 19,294,792